October 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                               ING Separate Portfolios Trust

SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 18 (“Amendment”) to the Registration Statement of ING Separate Portfolios Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on December 19, 2012. The Registrant is filing the Amendment for the purpose of adding nine new series to the Registrant: ING Retirement Solution Income Fund, ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund, and ING Retirement Solution 2055 Fund.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP